Current assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Current assets and liabilities
Schedule of aging of trade accounts receivable

	Dec 31	Dec 31
	2024	2023
	k€	k€
Not past due	87,986	57,742
Risk provision not past due	(161)	(367)
Weighted average loss rate	0.18%	0.64%
Past due 1-30 days	13,098	25,837
Risk provision 1-30 days	(43)	(170)
Weighted average loss rate	0.33%	0.66%
Past due 31-120 days	9,473	12,688
Risk provision 31-120 days	(32)	(280)
Weighted average loss rate	0.34%	2.21%
More than 120 days	16,903	8,582
Risk provision more than 120 days	(10,905)	(5,636)
Weighted average loss rate	64.51%	65.67%
Total trade accounts receivable	116,319	98,396

Schedule of changes in loss allowances on trade accounts receivable

	Credit-impaired	Lifetime expected
	Trade accounts receivable	credit losses
	(individually assessed)	(collectively assessed)	Total
	k€	k€	k€
Balance as of January 1, 2023	2,312	911	3,223
Change in provision for ECL	—	(580)	(580)
Additions/Reductions	5,219	—	5,219
Recoveries collected	(1,428)	—	(1,428)
Deductions from allowance	18	—	18
Balance as of December 31, 2023	6,121	331	6,452

Balance as of January 1, 2024	6,121	331	6,452
Change in provision for ECL	—	194	194
Additions/Reductions	7,969	—	7,969
Recoveries collected	(3,474)	—	(3,474)
Deductions from allowance	—	—	—
Balance as of December 31, 2024	10,616	526	11,141

Schedule of inventories

	Dec 31	Dec 31
	2024	2023
	k€	k€
Raw materials	29,455	25,901
Work-in-progress	1,667	4,989
Total inventories	31,122	30,890

Schedule of prepaid expenses and other current assets

In k€	December 31, 2024	December 31, 2023
Prepaid expenses	22,240	18,395
Other current assets	23,279	32,950
Total prepaid expenses and other current assets	45,519	51,345